American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
November 30, 2022

Avantis U.S. Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.2%
BWX Technologies, Inc.	22,023	1,340,980
Air Freight and Logistics — 2.4%
Expeditors International of Washington, Inc.	22,765	2,642,106
FedEx Corp.	23,116	4,212,198
United Parcel Service, Inc., Class B	52,621	9,983,782
		16,838,086
Airlines — 0.4%
Alaska Air Group, Inc.(1)	20,997	996,098
United Airlines Holdings, Inc.(1)	45,591	2,013,754
		3,009,852
Auto Components — 0.1%
BorgWarner, Inc.	13,523	574,863
Gentex Corp.	15	433
		575,296
Automobiles — 1.5%
Ford Motor Co.	426,569	5,929,309
General Motors Co.	123,545	5,010,985
		10,940,294
Banks — 5.5%
Citigroup, Inc.	101,426	4,910,033
Comerica, Inc.	58	4,161
East West Bancorp, Inc.	15,721	1,103,771
Hancock Whitney Corp.	15,514	850,788
JPMorgan Chase & Co.	121,581	16,800,063
KeyCorp	129,857	2,442,610
PacWest Bancorp	5,670	148,100
Popular, Inc.	14,946	1,091,357
Regions Financial Corp.	125	2,901
Signature Bank	3,423	477,509
Synovus Financial Corp.	35,193	1,482,681
Wells Fargo & Co.	174,058	8,346,081
Western Alliance Bancorp	17,404	1,192,870
		38,852,925
Beverages†
National Beverage Corp.	498	25,662
Biotechnology — 4.9%
Biogen, Inc.(1)	12,238	3,734,671
Gilead Sciences, Inc.	120,568	10,589,487
Moderna, Inc.(1)	37,088	6,524,150
Regeneron Pharmaceuticals, Inc.(1)	10,683	8,030,411
Vertex Pharmaceuticals, Inc.(1)	19,198	6,074,247
		34,952,966
Building Products — 0.8%
Builders FirstSource, Inc.(1)	33,192	2,121,964
Owens Corning	23,584	2,095,203
Trex Co., Inc.(1)	1,266	58,097
UFP Industries, Inc.	12,954	1,060,414
		5,335,678

Capital Markets — 4.7%
Ameriprise Financial, Inc.	15,463	5,132,943
Carlyle Group, Inc.	53,971	1,682,276
Goldman Sachs Group, Inc.	26,483	10,226,410
Houlihan Lokey, Inc.	19,208	1,889,107
Morgan Stanley	69,662	6,483,442
Northern Trust Corp.	25,194	2,345,813
Raymond James Financial, Inc.	102	11,924
SEI Investments Co.	7,883	490,953
Stifel Financial Corp.	17,866	1,147,891
T. Rowe Price Group, Inc.	29,136	3,639,378
		33,050,137
Chemicals — 3.1%
Celanese Corp.	14,458	1,551,344
CF Industries Holdings, Inc.	34,531	3,735,909
Chemours Co.	27,220	845,181
Dow, Inc.	89,090	4,540,917
Huntsman Corp.	33,867	940,825
LyondellBasell Industries NV, Class A	38,636	3,284,446
Mosaic Co.	71,540	3,670,002
Olin Corp.	38,933	2,218,402
Westlake Corp.	8,986	967,343
		21,754,369
Construction Materials — 0.1%
Eagle Materials, Inc.	2,617	356,802
Consumer Finance — 2.3%
Ally Financial, Inc.	64,264	1,735,770
Capital One Financial Corp.	43,007	4,440,043
Credit Acceptance Corp.(1)(2)	1,775	841,279
Discover Financial Services	42,853	4,643,551
OneMain Holdings, Inc.	22,058	868,203
Synchrony Financial	89,834	3,375,962
		15,904,808
Containers and Packaging — 0.4%
Packaging Corp. of America	17,840	2,424,278
WestRock Co.	11,857	449,617
		2,873,895
Diversified Financial Services — 0.7%
Equitable Holdings, Inc.	92,026	2,920,905
Voya Financial, Inc.	31,360	2,069,133
		4,990,038
Diversified Telecommunication Services — 1.5%
Iridium Communications, Inc.(1)	20,235	1,074,478
Verizon Communications, Inc.	249,302	9,717,792
		10,792,270
Electrical Equipment†
Atkore, Inc.(1)	697	85,139
Electronic Equipment, Instruments and Components — 1.2%
Corning, Inc.	110,159	3,759,726
Flex Ltd.(1)	89,364	1,964,221
Jabil, Inc.	36,374	2,625,839
		8,349,786
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A	11,791	941,865

Food and Staples Retailing — 2.8%
Albertsons Cos., Inc., Class A	24,714	517,758
Casey's General Stores, Inc.	8,021	1,949,264
Kroger Co.	103,691	5,100,560
Walmart, Inc.	79,536	12,122,877
		19,690,459
Food Products — 0.1%
Pilgrim's Pride Corp.(1)	35,683	933,467
Health Care Equipment and Supplies — 0.4%
Hologic, Inc.(1)	40,841	3,110,451
Health Care Providers and Services — 1.5%
Ensign Group, Inc.	9,564	908,580
Humana, Inc.	10,969	6,031,853
Molina Healthcare, Inc.(1)	11,579	3,899,460
		10,839,893
Hotels, Restaurants and Leisure — 0.7%
Boyd Gaming Corp.	21,962	1,346,929
Choice Hotels International, Inc.	4,598	566,566
Darden Restaurants, Inc.	10,833	1,592,343
Texas Roadhouse, Inc.	17,085	1,696,882
		5,202,720
Household Durables — 0.6%
D.R. Horton, Inc.	29,569	2,542,934
NVR, Inc.(1)	277	1,285,006
PulteGroup, Inc.	14,111	631,890
Whirlpool Corp.	286	41,908
		4,501,738
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	82,407	2,383,210
Clearway Energy, Inc., Class A	1,428	47,010
		2,430,220
Insurance — 4.5%
Aflac, Inc.	44,068	3,169,811
American Financial Group, Inc.	11,499	1,635,388
American International Group, Inc.	66,068	4,169,551
Fidelity National Financial, Inc.	57,638	2,326,270
First American Financial Corp.	23,256	1,270,940
Hartford Financial Services Group, Inc.	60,144	4,593,197
MetLife, Inc.	51,863	3,977,892
Old Republic International Corp.	47,487	1,163,432
Primerica, Inc.	11,528	1,718,018
Progressive Corp.	4,063	536,925
Prudential Financial, Inc.	3,170	342,455
RenaissanceRe Holdings Ltd.	60	11,335
Selective Insurance Group, Inc.	2,377	228,477
Travelers Cos., Inc.	34,550	6,557,936
Unum Group	9,688	408,640
		32,110,267
Interactive Media and Services — 1.4%
Alphabet, Inc., Class A(1)	557	56,251
Alphabet, Inc., Class C(1)	548	55,595
Meta Platforms, Inc., Class A(1)	80,100	9,459,810
		9,571,656
Internet and Direct Marketing Retail — 0.5%
eBay, Inc.	72,892	3,312,213

IT Services — 0.3%
Automatic Data Processing, Inc.	872	230,330
DXC Technology Co.(1)	54,604	1,620,101
Jack Henry & Associates, Inc.	869	164,545
		2,014,976
Leisure Products — 0.1%
Brunswick Corp.	2,713	201,305
Polaris, Inc.	2,449	279,333
		480,638
Machinery — 1.8%
Cummins, Inc.	12,328	3,096,300
Deere & Co.	19,822	8,741,502
Lincoln Electric Holdings, Inc.	3,594	531,481
PACCAR, Inc.	3,375	357,446
		12,726,729
Media — 0.2%
DISH Network Corp., Class A(1)	35,928	576,644
Fox Corp., Class A	18,170	589,617
Fox Corp., Class B	8,304	253,438
		1,419,699
Metals and Mining — 3.3%
Alcoa Corp.	921	46,170
Cleveland-Cliffs, Inc.(1)	85,935	1,330,274
Commercial Metals Co.	12,741	627,112
Freeport-McMoRan, Inc.	172,367	6,860,207
Newmont Corp.	13,612	646,162
Nucor Corp.	43,238	6,483,538
Reliance Steel & Aluminum Co.	4,207	888,897
Steel Dynamics, Inc.	41,183	4,280,149
United States Steel Corp.	70,195	1,845,426
		23,007,935
Multiline Retail — 1.5%
Kohl's Corp.	25,689	824,103
Macy's, Inc.	83,214	1,955,529
Target Corp.	46,209	7,720,138
		10,499,770
Oil, Gas and Consumable Fuels — 18.9%
Antero Midstream Corp.	10,428	118,149
Antero Resources Corp.(1)	33,439	1,222,196
APA Corp.	15,417	722,287
Chesapeake Energy Corp.	6,302	652,257
Chevron Corp.	108,907	19,963,742
Chord Energy Corp.	1,821	277,757
ConocoPhillips	118,197	14,598,512
Coterra Energy, Inc.	102,568	2,862,673
Devon Energy Corp.	124,992	8,564,452
Diamondback Energy, Inc.	30,759	4,552,947
EOG Resources, Inc.	68,814	9,766,771
EQT Corp.	37,467	1,588,976
Exxon Mobil Corp.	219,948	24,489,010
Hess Corp.	34,508	4,966,046
Marathon Oil Corp.	147,783	4,526,593
Marathon Petroleum Corp.	50,988	6,210,848
Matador Resources Co.	5,436	360,733
Murphy Oil Corp.	38,036	1,795,299

Occidental Petroleum Corp.	93,672	6,509,267
ONEOK, Inc.	74,251	4,968,877
Ovintiv, Inc.	23,570	1,314,263
PDC Energy, Inc.	11,182	831,046
Phillips 66	42,410	4,598,940
Pioneer Natural Resources Co.	3,239	764,372
Range Resources Corp.	57,489	1,659,707
Southwestern Energy Co.(1)	121,780	842,718
Targa Resources Corp.	3,202	238,197
Texas Pacific Land Corp.	487	1,262,567
Valero Energy Corp.	6,761	903,405
Williams Cos., Inc.	74,234	2,575,920
		133,708,527
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	19,702	1,256,988
Pharmaceuticals — 9.0%
Bristol-Myers Squibb Co.	113,820	9,137,470
Jazz Pharmaceuticals PLC(1)	13,373	2,098,357
Johnson & Johnson	98,877	17,600,106
Merck & Co., Inc.	153,768	16,932,932
Pfizer, Inc.	319,094	15,996,182
Viatris, Inc.	188,590	2,080,148
		63,845,195
Professional Services — 0.5%
Robert Half International, Inc.	28,273	2,227,347
TriNet Group, Inc.(1)	14,057	1,018,711
		3,246,058
Real Estate Management and Development†
Jones Lang LaSalle, Inc.(1)	640	107,629
Road and Rail — 5.1%
AMERCO	2,275	144,007
AMERCO , Non-Voting Shares(1)	16,713	1,055,760
CSX Corp.	202,962	6,634,828
Hertz Global Holdings, Inc.(1)(2)	10,744	184,797
JB Hunt Transport Services, Inc.	16,626	3,057,355
Knight-Swift Transportation Holdings, Inc.	23,596	1,307,926
Landstar System, Inc.	5,621	972,321
Norfolk Southern Corp.	22,086	5,665,059
Old Dominion Freight Line, Inc.	12,221	3,698,197
Ryder System, Inc.	6,000	560,940
Saia, Inc.(1)	6,865	1,672,245
Union Pacific Corp.	51,074	11,105,020
		36,058,455
Semiconductors and Semiconductor Equipment — 5.4%
Amkor Technology, Inc.	23,081	646,730
Applied Materials, Inc.	59,514	6,522,734
GLOBALFOUNDRIES, Inc.(1)(2)	6,683	430,051
Lam Research Corp.	12,551	5,928,841
Micron Technology, Inc.	67,869	3,912,648
ON Semiconductor Corp.(1)	40,444	3,041,389
QUALCOMM, Inc.	28,517	3,607,115
Teradyne, Inc.	26,419	2,468,856
Texas Instruments, Inc.	65,491	11,818,506
		38,376,870

Software†
Aspen Technology, Inc.(1)	41	9,451
Specialty Retail — 5.4%
Advance Auto Parts, Inc.	2,466	372,341
AutoNation, Inc.(1)	15,165	1,879,095
Best Buy Co., Inc.	37,974	3,239,182
Burlington Stores, Inc.(1)	8,926	1,746,640
Dick's Sporting Goods, Inc.	19,784	2,365,771
Gap, Inc.	18,376	267,187
Lithia Motors, Inc.	405	96,920
Murphy USA, Inc.	3,982	1,177,915
Penske Automotive Group, Inc.	9,214	1,165,110
RH(1)	3,601	1,032,875
Ross Stores, Inc.	46,851	5,512,957
TJX Cos., Inc.	100,655	8,057,433
Tractor Supply Co.	20,896	4,728,974
Ulta Beauty, Inc.(1)	9,415	4,376,469
Williams-Sonoma, Inc.	17,804	2,081,288
		38,100,157
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	113,511	16,803,033
Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	29,544	1,694,348
Levi Strauss & Co., Class A	40,923	676,457
lululemon athletica, Inc.(1)	11,211	4,263,656
Ralph Lauren Corp.	5,851	661,865
Tapestry, Inc.	64,974	2,454,068
Under Armour, Inc., Class A(1)	7,706	77,060
Under Armour, Inc., Class C(1)	9,435	82,273
		9,909,727
Trading Companies and Distributors — 0.6%
WW Grainger, Inc.	7,148	4,310,673
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.(1)	41,588	6,298,919
TOTAL COMMON STOCKS (Cost $657,748,253)		704,855,361
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,714,176	1,714,176
State Street Navigator Securities Lending Government Money Market Portfolio(3)	830,259	830,259
TOTAL SHORT-TERM INVESTMENTS (Cost $2,544,435)		2,544,435
TOTAL INVESTMENT SECURITIES—100.1% (Cost $660,292,688)		707,399,796
OTHER ASSETS AND LIABILITIES — (0.1)%		(684,505)
TOTAL NET ASSETS — 100.0%		$706,715,291

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $813,575. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $830,259.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.